INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2022
Inventories [Abstract]
Schedule of Inventories

	March 31, 2022	March 31, 2021
Concentrate inventory	$3,199	$4,536
Stockpile	1,715	1,916
Material and supplies	4,210	3,316
	$9,124	$9,768